Income Taxes Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Unrecognized Tax Benefits, beiginning balance	$ 5,197	$ 346	$ 216
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	1,268
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions		4,851	130
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(2,279)
Unrecognized Tax Benefits, ending balance	$ 4,186	$ 5,197	$ 346